Share-Based Compensation - Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs (Details) - $ / shares	Feb. 01, 2026	Oct. 16, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Volatility	48.20%	48.38%
Stock price ($)	$ 1.149	$ 0.84
Time to maturity (in year)	10 years	10 years
Risk free rate	4.237%	3.975%
Dividend yield	0.00%	0.00%